Managed Portfolio Series
(the “Trust”)

Ecofin Global Water ESG Fund
Tortoise North American Pipeline Fund
(the “Funds”)

Supplement dated May 26, 2023, to the
Summary Prospectuses and Prospectus
each dated March 31, 2023, as amended

Effective June 1, 2023, Vident Investment Advisory, LLC (“Vident”) will no longer serve as a sub-adviser to the Funds.
Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission, Tortoise Index Solutions, LLC (“TIS” or the “Adviser”) may enter into new sub-advisory agreements, or amendments to sub-advisory agreements, on behalf of the Funds without shareholder approval, upon the approval of the Trust’s Board of Trustees (the “Board”).
On May 24, 2023, the Board approved a sub-advisory agreement between TIS, the Trust and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC will serve as sub-adviser to each Fund, effective June 1, 2023. Accordingly, effective June 1, 2023, all references in the Summary Prospectuses and Prospectus to Vident are replaced with ETC.
In addition, effective June 1, 2023:
•The section titled, “Portfolio Managers” in each Fund’s Summary Prospectus and on page 9 of the Prospectus is deleted and replaced with the following:
Portfolio Managers
The Fund is managed by the sub-adviser’s portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Andrew Serowik, has served as a portfolio manager for the Fund since June of 2023.
Gabriel Tan, CFA, CFP® has served as a portfolio manager for the Fund since June of 2023.
Todd Alberico has served as a portfolio manager for the Fund since June of 2023.
Brian Cooper has served as a portfolio manager for the Fund since June of 2023.
Exchange Traded Concepts, LLC began sub-advising the Fund in June of 2023.
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•The section titled, “Investment Sub-Adviser” on page 37 of the Prospectus is deleted and replaced with the following:
Investment Sub-Adviser
The Adviser has retained Exchange Traded Concepts, LLC (“ETC”) to serve as sub-adviser for the Funds. ETC is responsible for the day-to-day management of the Funds. ETC has provided investment advisory services to individual and institutional accounts since 2009. ETC is an Oklahoma limited liability company and is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. ETC is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Indexes, subject to the supervision of the Adviser and the Board. For its services, the ETC is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund and subject to a minimum annual fee as follows:

Fund	Minimum Fee	Rate
Ecofin Global Water ESG Fund	$20,000*
3.5 bps (0.035%) on the first $250 million of the Fund’s net assets; and
2.5 bps (0.025%) on the next $250 million of the Fund’s net assets; and
2 bps (0.02%) on Fund net assets in excess of $500 million.

Tortoise North American Pipeline Fund	$20,000*
3.5 bps (0.035%) on the first $250 million of the Fund’s net assets; and
2.5 bps (0.025%) on the next $250 million of the Fund’s net assets; and
2 bps (0.02%) on Fund net assets in excess of $500 million.

*    The Minimum Fee for each Fund shall be $20,000, however, once the total of the fees payable to the Sub-Adviser with respect to the Funds in any calendar year equals or exceeds the aggregate of the Minimum Fee payable by the Funds (i.e., $40,000) (or the pro rata portion of the aggregate Minimum Fee payable for partial calendar years), neither Fund shall be required to make further payments of the Minimum Fee for that calendar year.
•The section titled, “Portfolio Managers” beginning on page 37 of the Prospectus is deleted and replaced with the following:
Portfolio Managers
The Fund is managed by the sub-adviser’s portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are described below.
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Mr. Serowik is a Portfolio Manager of ETC. Mr. Serowik began his career at Spear, Leeds & Kellogg (“SLK”), continuing with Goldman Sachs after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various leadership roles, including managing the global Quant ETF Strats team and managing One Delta ETF Strats. Mr. Serowik graduated from the University of Michigan in 1999 with a Bachelor of Business Administration degree in Finance.
Mr. Tan is a Portfolio Manager of ETC. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. Mr. Tan graduated from the University of North Carolina – Chapel Hill in 2013 with a B.S. in Business Administration, a B.A. in Economics, and a Minor in Chinese. He is a CFA charterholder.
Mr. Alberico is a Portfolio Manager of ETC. Prior to joining ETC, Mr. Alberico worked at Virtu Financial (formerly KCG) for six years. Mr. Alberico graduated from St. John’s University in 2004 with a Bachelor of Science.
Mr. Cooper is a Portfolio Manager of ETC. Prior to joining ETC, Mr. Cooper worked at Falcon Management Corporation for 14 years. Mr. Cooper graduated from Pennsylvania State University in 2002 with a B.S. in Finance and a Minor in Business Law.
ETC began sub-advising each Fund in June of 2023.
Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds are available in the SAI.

Please retain this supplement for future reference.

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Managed Portfolio Series
(the “Trust”)

Ecofin Global Water ESG Fund
Tortoise North American Pipeline Fund
(the “Funds”)

Supplement dated May 26, 2023, to the
Statement of Additional Information (“SAI”)
dated March 31, 2023, as amended

Effective June 1, 2023, Vident Investment Advisory, LLC (“Vident”) will no longer serve as a sub-adviser to the Funds.
Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission, Tortoise Index Solutions, LLC (“TIS” or the “Adviser”) may enter into new sub-advisory agreements, or amendments to sub-advisory agreements, on behalf of the Funds without shareholder approval, upon the approval of the Trust’s Board of Trustees (the “Board”).
On May 24, 2023, the Board approved a sub-advisory agreement between TIS, the Trust and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC will serve as sub-adviser to each Fund, effective June 1, 2023. Accordingly, effective June 1, 2023, all references in the SAI to Vident are replaced with ETC.
In addition, effective June 1, 2023:
•The section titled, “Investment Sub-Adviser” beginning on page 40 of the SAI is deleted and replaced with the following:

Investment Sub-Adviser

The Trust, on behalf of the Funds, and the Adviser have retained Exchange Traded Concepts, LLC (“ETC”), 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to serve as sub-adviser for the Funds. ETC is majority owned by Cottonwood ETF Holdings LLC, which is controlled by Richard R. Hogan. ETC has provided investment advisory services to individual and institutional accounts since 2009.

Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and ETC (the “Sub-Advisory Agreement”), ETC is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s respective Underlying Index, subject to the supervision of the Adviser and the Board. For the services it provides to the Funds, ETC is compensated by the Adviser from the management fees paid by the Funds to the Adviser.

The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares of the applicable Fund. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding Shares, or by the Adviser, in each case upon 60 days’ written notice to ETC, or by ETC on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser paid the following in sub-advisory fees to the Funds’ former sub-adviser, Vident Investment Advisory, LLC, during the fiscal periods ended November 30:

	2022	2021	2020
Water Fund	$25,000	$20,000	$11,562
Pipeline Fund	$179,054	$155,667	$76,679

•The section titled, “Portfolio Managers” beginning on page 41 of the SAI is deleted and replaced with the following:

Portfolio Managers

The Funds are managed by the sub-adviser’s portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are described below.
Andrew Serowik, has served as a portfolio manager for the Fund since June of 2023.
Gabriel Tan, CFA, CFP® has served as a portfolio manager for the Fund since June of 2023.
Todd Alberico has served as a portfolio manager for the Fund since June of 2023.
Brian Cooper has served as a portfolio manager for the Fund since June of 2023.
As of the date of this SAI, the Funds’ portfolio managers did not own any shares of the Funds.

The following table provides information regarding other accounts managed by each Portfolio Manager, excluding the Funds, including information regarding the number of managed accounts that pay a performance fee, as of March 31, 2023:

Name of Manager	Account Category	# of Accounts	Total Assets of Accounts (in millions)	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Andrew Serowik
	Registered investment companies	54	$4,667	-	-
	Other pooled investment vehicles	1	$14	-	-
	Other accounts	-	-	-	-

Gabriel Tan
	Registered investment companies	54	$4,667	-	-
	Other pooled investment vehicles	1	$14	-	-
	Other accounts	-	-	-	-
Todd Alberico
	Registered investment companies	54	$4,667	-	-
	Other pooled investment vehicles	1	$14	-	-
	Other accounts	-	-	-	-
Brian Cooper
	Registered investment companies	54	$4,667	-	-
	Other pooled investment vehicles	1	$14	-	-
	Other accounts	-	-	-	-

•The section titled, “Potential Conflicts of Interest Involving the Adviser and Portfolio Manager and Portfolio Manager Compensation” beginning on page 42 of the SAI is deleted and replaced with the following:

Potential Conflicts of Interest Involving the Adviser and Portfolio Manager and Portfolio Manager Compensation
Conflicts of interest may arise because the Adviser or Sub-Adviser and their affiliates generally may provide investment advisory services for other clients and may engage in other business ventures in which the Funds will have no interest. As a result of these separate business activities, the Adviser or Sub-Adviser and affiliates may have conflicts of interest in allocating management time, services, and functions among the Funds and other business ventures and advisory clients.

The Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby such portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated.

The Adviser and Sub-Adviser have implemented policies and procedures designed to ensure that each entity conducts its trading activities separately and without knowledge or consultation with the other entity. As a result, investment professionals at the Adviser or the Sub-Adviser may place trades that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or may make investment decisions that are similar to those made for the Funds, both of which have potential to adversely impact the Funds depending on market conditions.

Additionally, the Adviser may in the future provide advice to other clients, including separately managed accounts, commingled funds and additional investment funds, using the same strategy as the Funds or to other funds or accounts which seek to replicate the performance of similar or different indices. Advisory accounts of the Adviser following the same or similar strategies may experience differences in return or tracking error due to various factors including the size of the account, timing of investments, liquidity needs, and differences in cash inflows and outflows. The Adviser and its principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on the Funds’ behalf. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees, and affiliates of the Adviser that are the same as, different from, or made at a different time than positions taken for the Funds.

The Adviser serves as the Index Provider to the Funds. The Adviser has adopted policies and procedures designed to address potential conflicts that may arise from the advisory activities of the Adviser and TCA, and the provision of the Index by the Adviser. For example, such policies and procedures limit the ability of the Adviser’s portfolio management personnel from influencing personnel who are responsible for maintaining the Underlying Index’s methodology. In addition, information about changes to the Underlying Index’s methodology and change in constituent components are treated as confidential information and the Adviser has adopted policies and procedures that it believes are reasonably designed to prevent the misuse of such information. Further, the Adviser has adopted a code of ethics governing the personal trading activity of its personnel. Finally, each of the Funds will disclose on a daily basis its entire portfolio holdings.

The Portfolio Managers do not receive any direct compensation from the Funds.

Each Portfolio Manager’s compensation includes a fixed base salary and discretionary bonus which is not tied to the performance of the Funds or asset growth in the Funds. The discretionary bonus is tied to the profitability of the overall firm.

Please retain this supplement for future reference.
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